Earnings Per Share - Schedule of Anti-Dilutive for Calculating Diluted EPS (Detail) (Allied Integral United Inc) (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allied Integral United Inc [Member]
Common stock shares contingent	1,200,000	1,200,000